Securities, 424I - Securities, 424I: 1	Dec. 03, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, and one Right to receive 1/6 of an ordinary share (2)
Amount of Registration Fee	$ 9,528